Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 28, 2025		Dec. 29, 2024		Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 5,072		$ 13,378		$ 2,593
Accounts receivable, net	80,753		51,908
Inventories	8,694		22,110		3,058
Prepaid expenses and other current assets	20,830		8,206		5,817
Contract assets, current portion			26,066
Total current assets	115,349		95,602		37,749
Restricted cash	3,841		3,841		3,823
Property and equipment, net	3,670		5,493		4,317
Operating lease right-of-use assets	2,528		3,041		1,235
Intangible assets, net	38,956		17,385
Goodwill	42,911		18,476
Other noncurrent assets	1,085		628		198
Total assets	208,340		144,466		47,322
Current liabilities:
Accounts payable	19,857		7,980		13,122
Accrued expenses and other current liabilities	59,271	[1]	56,081	[1]	27,870
Notes payable, net					28,657
Contract liabilities	9,713		10,003		2,423
Debt with CS Solis					33,280
Forward purchase agreement liabilities	4,301		2,220		599
Total current liabilities	115,139		79,442		109,183
Warranty provision, noncurrent	2,140		3,437		3,416
Warrant liability	4,683		1,561		9,817
Contract liabilities, noncurrent	1,713		918		1,055
Notes payable and derivative liabilities, net of current	148,205		92,638
Operating lease liabilities, net of current portion	1,335		2,263		664
Other long-term liabilities	12,869		8,553
Total liabilities	320,656		242,005		124,135
Commitments and contingencies
Stockholders’ (deficit):
Common stock, value	14		14		7
Additional paid-in capital	330,083		313,661		277,965
Accumulated other comprehensive income	165		165		143
Accumulated deficit	(442,578)		(411,379)		(354,928)
Total stockholders’ (deficit)	(112,316)		(97,539)		(76,813)
Total liabilities and stockholders’ (deficit)	208,340		144,466		47,322
Related Party
Current liabilities:
Notes payable to related parties	21,500		1,500
SAFE Agreement with related party	497		384
Forward purchase agreement liabilities with related parties			1,274		3,232
Notes payable and derivative liabilities with related parties, net of current	$ 34,572		53,193
As Previously Reported
Current assets:
Accounts receivable, net			$ 25,842		$ 26,281

[1]	Includes accrued interest due to related parties of $1.2 million and $2.2 million as of September 28, 2025, and December 29, 2024, respectively.